Law Offices

Drinker Biddle & Reath

Philadelphia National Bank Building

1345 Chestnut Street

Philadelphia, PA  19107-3496

Telephone: (215) 988-2700

Telex: 834684

Fax: (215) 988-2757



December 20, 1996





VIA EDGAR TRANSMISSION



Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549





	Re:	Portico Funds, Inc.

		(1933 Act Registration No. 33-18255)

		(1940 Act Registration No. 811-5380)



Ladies and Gentlemen:



		On behalf of Portico Funds, Inc. (the "Company") and pursuant to Rule 497(e) of the Securities Act of 1933, filed herewith are (1) the Supplement dated December 20, 1996 to the prospectus dated February 20, 1996 for Retail Shares of the Balanced Fund, Growth and Income Fund, Equity Index Fund, MidCore Growth Fund, Special Growth Fund and International Equity Fund and (2) the Supplement dated December 20, 1996 to the prospectus dated
February 20, 1996 for Institutional Shares of the Money Market
Fund, Institutional Money Market Fund, U.S. Treasury Money
Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Bond Market Fund, Intermediate Bond
Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEX
Fund, Balanced Fund, Growth and Income Fund, Equity Index Fund, MidCore Growth Fund, Special Growth Fund and International
Equity Fund.

		If you have any questions or comments regarding this filing, do not hesitate to contact me at (215) 988-1152.





					Very truly yours,




					/s/ Kenneth L. Greenberg, Esq.